Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000214736 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.40%
C000214736 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000214737 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.40%
C000214737 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000214735 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.40%
C000214735 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000222491 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000222491 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000222491 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222491 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222491 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222491 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222491 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000222491 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000222491 [Member] | Accenture PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222491 [Member] | Adobe Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222491 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000222491 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222491 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000222489 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000222489 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000222489 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222489 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222489 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222489 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222489 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000222489 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000222489 [Member] | Accenture PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222489 [Member] | Adobe Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222489 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000222489 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222489 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000222490 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000222490 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000222490 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222490 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222490 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222490 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222490 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000222490 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000222490 [Member] | Accenture PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222490 [Member] | Adobe Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222490 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000222490 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222490 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000224240 [Member] | Hess Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000224240 [Member] | Stericycle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000224240 [Member] | Capri Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000224240 [Member] | ANSYS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000224240 [Member] | Axonics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224240 [Member] | Envestnet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224240 [Member] | Surmodics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224240 [Member] | PetIQ Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224240 [Member] | R1 RCM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224240 [Member] | HashiCorp Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224240 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000224240 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000224240 [Member] | Environmental Control [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000224240 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000224240 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000224240 [Member] | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000224240 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224240 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224240 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224240 [Member] | Iron Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224240 [Member] | Home Furnishings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000224240 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224240 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224240 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000224240 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224240 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224240 [Member] | Diversified Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224240 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000224240 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224240 [Member] | Oil And Gas Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224240 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000224240 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000224240 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.90%
C000224240 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224241 [Member] | Hess Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000224241 [Member] | Stericycle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000224241 [Member] | Capri Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000224241 [Member] | ANSYS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000224241 [Member] | Axonics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224241 [Member] | Envestnet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224241 [Member] | Surmodics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224241 [Member] | PetIQ Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224241 [Member] | R1 RCM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224241 [Member] | HashiCorp Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224241 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000224241 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000224241 [Member] | Environmental Control [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000224241 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000224241 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000224241 [Member] | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000224241 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224241 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224241 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224241 [Member] | Iron Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224241 [Member] | Home Furnishings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000224241 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224241 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224241 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000224241 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224241 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224241 [Member] | Diversified Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224241 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000224241 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224241 [Member] | Oil And Gas Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224241 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000224241 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000224241 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.90%
C000224241 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224899 [Member] | C H Robinson Worldwide Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224899 [Member] | Kellanova [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224899 [Member] | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224899 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224899 [Member] | Lockheed Martin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224899 [Member] | Public Storage REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224899 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224899 [Member] | NiSource Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224899 [Member] | ResMed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224899 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224899 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000224899 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	148.30%
C000224899 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(48.90%)
C000224898 [Member] | C H Robinson Worldwide Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224898 [Member] | Kellanova [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224898 [Member] | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224898 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224898 [Member] | Lockheed Martin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224898 [Member] | Public Storage REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224898 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224898 [Member] | NiSource Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224898 [Member] | ResMed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224898 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224898 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000224898 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	148.30%
C000224898 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(48.90%)
C000234279 [Member] | RLJ Lodging Trust Series A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000234279 [Member] | AGNC Investment Corp Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000234279 [Member] | Armada Hoffler Properties Inc Series A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000234279 [Member] | Macerich Co REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000234279 [Member] | EPR Properties Series G [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234279 [Member] | KKR Real Estate Finance Trust Inc Series A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234279 [Member] | Summit Hotel Properties Inc Series F [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234279 [Member] | American Homes 4 Rent Series G [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234279 [Member] | Annaly Capital Management Inc Series F [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000234279 [Member] | DiamondRock Hospitality Co Series A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000234279 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000234279 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000234279 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000234279 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234279 [Member] | Venture Capital [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000234279 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000234279 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000234279 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.80%)
C000234279 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000234280 [Member] | RLJ Lodging Trust Series A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000234280 [Member] | AGNC Investment Corp Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000234280 [Member] | Armada Hoffler Properties Inc Series A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000234280 [Member] | Macerich Co REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000234280 [Member] | EPR Properties Series G [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234280 [Member] | KKR Real Estate Finance Trust Inc Series A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234280 [Member] | Summit Hotel Properties Inc Series F [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234280 [Member] | American Homes 4 Rent Series G [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234280 [Member] | Annaly Capital Management Inc Series F [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000234280 [Member] | DiamondRock Hospitality Co Series A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000234280 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000234280 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000234280 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000234280 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234280 [Member] | Venture Capital [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000234280 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000234280 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000234280 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.80%)
C000234280 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000234278 [Member] | RLJ Lodging Trust Series A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000234278 [Member] | AGNC Investment Corp Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000234278 [Member] | Armada Hoffler Properties Inc Series A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000234278 [Member] | Macerich Co REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000234278 [Member] | EPR Properties Series G [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234278 [Member] | KKR Real Estate Finance Trust Inc Series A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234278 [Member] | Summit Hotel Properties Inc Series F [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234278 [Member] | American Homes 4 Rent Series G [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234278 [Member] | Annaly Capital Management Inc Series F [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000234278 [Member] | DiamondRock Hospitality Co Series A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000234278 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000234278 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000234278 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000234278 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234278 [Member] | Venture Capital [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000234278 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000234278 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000234278 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.80%)
C000234278 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000237932 [Member] | United States Treasury Bill 12 5 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000237932 [Member] | United States Treasury Bill 2 6 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000237932 [Member] | Nomura Galaxy Option ProfitScore Regime Adaptive Equity Index 12 15 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000237932 [Member] | United States Treasury Bill 10 3 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000237932 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000237932 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000237932 [Member] | U S Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000237932 [Member] | Purchased Options Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000241128 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241128 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000241128 [Member] | AXS Adaptive Plus Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000241128 [Member] | Tradr 2X Long Triple Q Monthly ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000241128 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000241128 [Member] | ProShares Short S And P500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000241128 [Member] | ProShares UltraShort S And P500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000241128 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241128 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000241128 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241128 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000241128 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000241128 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000241128 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241128 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241128 [Member] | Diversified Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000241128 [Member] | Oil And Gas Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000241128 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000241128 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000241128 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000241128 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241128 [Member] | Metal Fabricate Hardware [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241128 [Member] | Advertising Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241128 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241128 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000241128 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000241128 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000241128 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000241128 [Member] | Mutual Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000241127 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241127 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000241127 [Member] | AXS Adaptive Plus Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000241127 [Member] | Tradr 2X Long Triple Q Monthly ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000241127 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000241127 [Member] | ProShares Short S And P500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000241127 [Member] | ProShares UltraShort S And P500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000241127 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241127 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000241127 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241127 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000241127 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000241127 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000241127 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241127 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241127 [Member] | Diversified Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000241127 [Member] | Oil And Gas Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000241127 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000241127 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000241127 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000241127 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241127 [Member] | Metal Fabricate Hardware [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241127 [Member] | Advertising Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241127 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241127 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000241127 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000241127 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000241127 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000241127 [Member] | Mutual Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000241129 [Member] | Vanguard Long Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000241129 [Member] | SPDR Bloomberg Convertible Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000241129 [Member] | Vanguard Long Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000241129 [Member] | Vanguard Emerging Markets Government Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000241129 [Member] | Vanguard Intermediate Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000241129 [Member] | iShares Fallen Angels USD Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000241129 [Member] | SPDR Bloomberg High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000241129 [Member] | Vanguard Mortgage Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000241129 [Member] | Vanguard Intermediate Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000241129 [Member] | iShares 0 5 Year High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000241129 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000241129 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000241129 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000241130 [Member] | Vanguard Long Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000241130 [Member] | SPDR Bloomberg Convertible Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000241130 [Member] | Vanguard Long Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000241130 [Member] | Vanguard Emerging Markets Government Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000241130 [Member] | Vanguard Intermediate Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000241130 [Member] | iShares Fallen Angels USD Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000241130 [Member] | SPDR Bloomberg High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000241130 [Member] | Vanguard Mortgage Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000241130 [Member] | Vanguard Intermediate Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000241130 [Member] | iShares 0 5 Year High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000241130 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000241130 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000241130 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.00%